Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
COMMON STOCKS — 97.8%

AUSTRALIA — 1.1%
Cochlear Ltd.	36,090	$5,910,938

BELGIUM — 1.9%
Anheuser-Busch InBev SA/NV	178,893	9,917,143

CHINA — 1.3%
Prosus NV *	239,653	7,061,623

DENMARK — 1.6%
DSV A/S	44,474	8,287,318

FRANCE — 9.0%
Air Liquide SA	50,800	8,556,324
Kering	15,340	6,969,930
LVMH Moet Hennessy Louis Vuitton SE	21,130	15,949,572
Remy Cointreau SA	71,062	8,663,618
SOITEC *	23,093	3,832,430
Ubisoft Entertainment SA *	130,126	4,216,971
		48,188,845
GERMANY — 2.1%
adidas AG	25,261	4,430,999
Auto1 Group SE *	313,692	1,999,473
Nemetschek SE	80,214	4,881,709
		11,312,181
HONG KONG — 5.5%
AIA Group Ltd.	1,604,800	12,978,254
Hong Kong Exchanges & Clearing Ltd.	182,300	6,765,658
Techtronic Industries Co., Ltd.	999,500	9,648,760
		29,392,672
JAPAN — 25.5%
Cosmos Pharmaceutical Corp.	67,900	6,941,972
Denso Corp.	538,800	8,645,520
Hoshizaki Corp.	117,800	4,089,343
Kao Corp.	132,800	4,922,235
Keyence Corp.	20,600	7,618,414
Murata Manufacturing Co., Ltd.	448,200	8,176,138
NIDEC CORP	91,100	4,206,401
Nippon Paint Holdings Co., Ltd.	931,000	6,252,715
Olympus Corp.	887,600	11,524,144
Recruit Holdings Co., Ltd.	209,800	6,418,838
Shimano, Inc.	68,900	9,221,891
Shiseido Co., Ltd.	358,500	12,563,334
SMC Corp.	32,500	14,568,526
Sugi Holdings Co., Ltd.	63,100	2,506,433
Sysmex Corp.	136,400	6,481,343
Tokyo Electron Ltd.	53,200	7,266,709
Unicharm Corp.	274,000	9,688,021
Z Holdings Corp.	1,877,200	5,207,560
		136,299,537
NETHERLANDS — 7.4%
Adyen NV *	7,190	5,330,911
ASML Holding NV	31,188	18,361,947
EXOR NV	99,369	8,789,052

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
NETHERLANDS (continued)
IMCD NV	54,892	$6,940,258
		39,422,168
NEW ZEALAND — 2.1%
Ryman Healthcare Ltd.	652,628	2,464,626
Xero Ltd. *	124,508	8,954,348
		11,418,974
PORTUGAL — 2.5%
Jeronimo Martins SGPS SA	597,036	13,408,359

SINGAPORE — 3.9%
United Overseas Bank Ltd.	1,004,289	20,917,442

SWEDEN — 8.9%
Atlas Copco AB, A Shares	1,500,223	20,149,014
Avanza Bank Holding AB	598,651	10,323,904
Epiroc AB, B Shares	394,796	6,315,670
Investor AB, B Shares	547,904	10,489,355
		47,277,943
SWITZERLAND — 3.5%
Cie Financiere Richemont SA	93,948	11,441,293
Lonza Group AG	15,441	7,142,190
		18,583,483
UNITED KINGDOM — 15.8%
Ashtead Group PLC	139,903	8,484,085
Auto Trader Group PLC	2,039,596	15,325,471
Burberry Group PLC	297,646	6,897,924
Farfetch Ltd., Class A *	440,059	919,723
Games Workshop Group PLC	72,639	9,353,014
Hargreaves Lansdown PLC	566,932	5,331,980
Intertek Group PLC	111,586	5,580,310
Rightmove PLC	1,763,651	12,035,681
Trainline PLC *	1,319,723	4,495,662
Weir Group PLC (The)	407,289	9,410,413
Wise PLC, Class A *	779,766	6,502,750
		84,337,013
UNITED STATES — 5.7%
Experian PLC	277,252	9,068,239
Mettler-Toledo International, Inc. *	10,754	11,916,185
Spotify Technology SA *	61,121	9,451,751
		30,436,175
Total Common Stocks (cost $510,791,695)		522,171,814

PREFERRED STOCKS — 2.4%

GERMANY — 2.4%
Sartorius AG 0.45% (cost $7,435,305)	36,900	12,497,807

TOTAL INVESTMENTS — 100.2%d* (cost $518,227,000)		$534,669,621
Other assets less liabilities — (0.2)%		(884,109)
NET ASSETS — 100.0%		$533,785,512

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

*	Non-income producing security.
**	The Total Investments percentage exceeds 100% due to the timing of settling transactions and not as a result of borrowings for investment purposes.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks***	$26,783,321	$495,388,493	$—	$522,171,814
Preferred Stocks***	—	12,497,807	—	12,497,807
Total	$26,783,321	$507,886,300	$—	$534,669,621

***	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.